Trade and Other Current Receivables - Additional Information (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Trade and Other Current Receivables [Line Items]
Other receivables		€ 1,200	€ 1,442	[1]
Current trade receivables	[2]	4,916	4,350	[1]
Impairment provision		321	214		€ 184
Reclaimable sales tax		584	690
Current trade receivables [member]
Trade and Other Current Receivables [Line Items]
Impairment provision		211	188
Other Current Receivables [member]
Trade and Other Current Receivables [Line Items]
Impairment provision		26	13
Non Current Trade And Other Receivables [Member]
Trade and Other Current Receivables [Line Items]
Impairment provision		84	13
Financial asset [Member]
Trade and Other Current Receivables [Line Items]
Other receivables		208	299
Non Financial Asset [Member]
Trade and Other Current Receivables [Line Items]
Other receivables		992	1,142
Discounts due to customers [Member]
Trade and Other Current Receivables [Line Items]
Current trade receivables		€ 2,423	€ 3,062

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	2019 includes €698 million (2018: €677 million) due from KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa). Unilever will provide services to KKR including IT infrastructure, bookkeeping, payroll, marketing and co-packing for up to two years from completion of the disposal and KKR pays Unilever for materials sourced on its behalf. See also trade payables on page 115.